SUBSEQUENT EVENT (Details) - Subsequent Event	May 01, 2017
Subsequent Event [Line Items]
Future voting power held in new publicly traded company based on definitive agreement (as a percent)	98.00%
Minimum
Subsequent Event [Line Items]
Future economic interest held in new publicly traded company based on definitive agreement (as a percent)	87.00%
Maximum
Subsequent Event [Line Items]
Future economic interest held in new publicly traded company based on definitive agreement (as a percent)	90.00%